Investment Income/(Loss)	12 Months Ended
Dec. 31, 2023
Income Loss From Investments Net [Abstract]
Investment Income/(Loss)
19. Investment income/(loss)

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Fair value change of investments accounted for at fair value	(1,339)	(109)	—
Fair value change of equity investments measured under NAV practical expedient	(2,885)	(2,675)	(257)
Dividends received from equity investments	241	237	361
Impairment loss related to equity investments measured under measurement alternative	(1,610)	—	—
Realized gain/(loss) related to the investments accounted for at fair value	265	—	78
Gain on disposal of subsidiary	—	331	(749)
Fair value change of short-term investments	—	—	(1,089)

Total	(5,328)	(2,216)	(1,656)